Consolidated Investment Portfolioas of January 31, 2024 (Unaudited)
DWS Global Macro Fund
	Shares	Value ($)

Common Stocks 38.7%
Canada 0.3%
Nutrien Ltd. (Cost $924,225)	13,319	664,219
France 8.1%
AXA SA	153,278	5,134,712
BNP Paribas SA	25,754	1,733,055
Bureau Veritas SA	18,047	479,680
Capgemini SE	9,758	2,171,564
EssilorLuxottica SA	4,521	884,009
LVMH Moet Hennessy Louis Vuitton SE	1,288	1,066,489
Orange SA	135,315	1,609,061
Sanofi SA	14,905	1,494,465
Veolia Environnement SA	45,283	1,469,486
(Cost $13,201,135)		16,042,521
Germany 6.9%
Allianz SE (Registered)	12,887	3,442,354
Bayer AG (Registered)	48,745	1,517,285
Deutsche Telekom AG (Registered)	79,679	1,955,426
E.ON SE	259,126	3,508,879
Infineon Technologies AG	21,378	777,648
Vonovia SE	80,545	2,503,899
(Cost $11,771,897)		13,705,491
Ireland 1.1%
Medtronic PLC (a) (Cost $2,557,461)	25,781	2,256,869
Italy 0.6%
Enel SpA (Cost $1,360,216)	166,384	1,136,680
Japan 2.6%
Daikin Industries Ltd.	7,700	1,236,999
FANUC Corp.	25,900	719,268
Keyence Corp.	2,300	1,031,284
Mitsubishi Electric Corp.	13,300	197,233
Takeda Pharmaceutical Co., Ltd.	39,100	1,150,403
Yaskawa Electric Corp.	22,300	839,859
(Cost $5,452,913)		5,175,046
Korea 0.3%
Samsung Electronics Co., Ltd. (Cost $565,717)	12,877	695,807
Netherlands 1.8%
ING Groep NV	121,957	1,728,771
Koninklijke Ahold Delhaize NV	65,154	1,830,363
(Cost $2,967,347)		3,559,134

Switzerland 2.0%
Novartis AG (Registered)	7,088	734,098
Roche Holding AG (Genusschein)	11,726	3,344,618
(Cost $3,702,377)		4,078,716
United Kingdom 1.1%
Reckitt Benckiser Group PLC (Cost $2,063,489)	29,024	2,097,798
United States 13.9%
Alphabet, Inc. "A"*	38,953	5,457,315
Amazon.com, Inc.*	12,956	2,010,771
CVS Health Corp.	29,465	2,191,312
Intel Corp.	9,658	416,067
Linde PLC	3,866	1,565,073
Merck & Co., Inc.	22,804	2,754,267
Microsoft Corp.	14,349	5,704,875
PayPal Holdings, Inc.*	30,596	1,877,065
Pfizer, Inc.	81,441	2,205,422
Pinterest, Inc. "A"*	9,658	361,885
TE Connectivity Ltd.	7,732	1,099,413
Union Pacific Corp.	4,521	1,102,808
Warner Bros Discovery, Inc.*	98,140	983,368
(Cost $20,971,395)		27,729,641
Total Common Stocks (Cost $65,538,172)		77,141,922

		Principal Amount ($) (b)	Value ($)

Bonds 44.5%
Australia 1.8%
Australia Government Bond, Series 159, REG S, 0.25%, 11/21/2024 (Cost $4,153,073)	AUD	5,645,000	3,594,660
Netherlands 1.1%
ING Groep NV, 3.95%, 3/29/2027		650,000	631,249
Teva Pharmaceutical Finance Netherlands II BV, 4.5%, 3/1/2025	EUR	800,000	862,157
Teva Pharmaceutical Finance Netherlands III BV, 6.0%, 4/15/2024		600,000	598,761
(Cost $1,995,948)			2,092,167
Turkey 0.4%
Republic of Turkey:
3.25%, 6/14/2025	EUR	200,000	213,291
7.375%, 2/5/2025		500,000	505,655
(Cost $715,535)			718,946
United States 41.2%
AbbVie, Inc., 2.95%, 11/21/2026		3,000,000	2,875,245
Anheuser-Busch InBev Worldwide, Inc., 4.0%, 4/13/2028		170,000	167,268
Coty, Inc.:
REG S, 4.75%, 4/15/2026	EUR	1,151,000	1,237,666
144A, 6.5% (c), 4/15/2026		1,136,000	1,134,440
DISH DBS Corp., 7.75%, 7/1/2026		40,000	23,569
General Motors Financial Co., Inc., 2.7%, 8/20/2027		1,000,000	926,046
Howmet Aerospace, Inc., 5.125%, 10/1/2024		298,000	296,680
HP, Inc., 3.0%, 6/17/2027		1,100,000	1,040,072

Netflix, Inc.:
4.625%, 5/15/2029	EUR	185,000	212,279
6.375%, 5/15/2029		960,000	1,035,270
U.S. Treasury Bonds:
2.375%, 5/15/2027		5,460,000	5,192,972
3.75%, 11/15/2043		2,800,000	2,581,141
4.375%, 5/15/2040		4,800,000	4,908,750
4.5%, 5/15/2038		2,000,000	2,098,516
U.S. Treasury Notes:
0.375%, 7/15/2024 (d)		3,000,000	2,936,367
0.875%, 9/30/2026		5,000,000	4,606,445
2.375%, 5/15/2029		6,400,000	5,941,000
2.5%, 4/30/2024		2,250,000	2,234,443
2.875%, 6/15/2025		8,000,000	7,831,562
3.5%, 9/15/2025		6,000,000	5,919,375
3.5%, 2/15/2033		6,200,000	5,989,055
3.625%, 5/15/2026		6,000,000	5,934,375
3.75%, 4/15/2026		4,000,000	3,965,469
4.125%, 6/15/2026		6,000,000	6,001,406
4.25%, 5/31/2025		5,200,000	5,182,125
VeriSign, Inc., 5.25%, 4/1/2025		300,000	300,003
Verizon Communications, Inc., 2.625%, 8/15/2026		800,000	762,011
Warnermedia Holdings, Inc., 3.755%, 3/15/2027		900,000	864,572
(Cost $82,090,432)			82,198,122
Total Bonds (Cost $88,954,988)			88,603,895

	Shares	Value ($)

Exchange-Traded Funds 10.9%
iShares Core EUR Corp. Bond UCITS ETF	23,877	3,048,967
iShares EUR Corp. Bond ex-Financials UCITS ETF	3,009	349,236
iShares EUR Corp. Bond Large Cap UCITS ETF	5,684	758,122
iShares EUR High Yield Corp. Bond UCITS ETF	15,760	1,602,143
iShares MSCI Japan ETF	34,695	2,297,156
iShares U.S. Healthcare ETF (c)	10,323	3,034,342
SPDR Gold MiniShares Trust (c)	265,000	10,690,100
Total Exchange-Traded Funds (Cost $20,016,355)		21,780,066

Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (e) (f) (Cost $6,628,425)	6,628,425	6,628,425

Cash Equivalents 4.4%
DWS Central Cash Management Government Fund, 5.36% (e) (Cost $8,775,131)	8,775,131	8,775,131

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $189,913,071)	101.8	202,929,439
Other Assets and Liabilities, Net	(1.8)	(3,656,733)
Net Assets	100.0	199,272,706
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2024	Value ($) at 1/31/2024
Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (e) (f)
—	6,628,425 (g)	—	—	—	2,654	—	6,628,425	6,628,425
Cash Equivalents 4.4%
DWS Central Cash Management Government Fund, 5.36% (e)
17,503,238	15,217,741	23,945,848	—	—	119,247	—	8,775,131	8,775,131
17,503,238	21,846,166	23,945,848	—	—	121,901	—	15,403,556	15,403,556

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	Principal amount stated in U.S. dollars unless otherwise noted.
(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2024 amounted to $6,475,840, which is 3.3% of net assets.

(d)	At January 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At January 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/19/2024	12	1,305,500	1,347,938	42,438
2 Year U.S Treasury Note	USD	3/28/2024	9	1,834,264	1,850,906	16,642
5 Year U.S. Treasury Note	USD	3/28/2024	54	5,740,165	5,853,094	112,929
S&P 500 E-Mini Index	USD	3/15/2024	6	1,403,343	1,461,150	57,807
TOPIX Index	JPY	3/7/2024	36	5,762,210	6,245,821	483,611
Total unrealized appreciation						713,427

At January 31, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
DAX Index	EUR	3/15/2024	9	4,136,562	4,131,976	4,586

At January 31, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	40,229,331	USD	43,600,195	2/29/2024	68,188	Citigroup, Inc.
USD	1,778,693	JPY	261,849,828	2/29/2024	9,067	Citigroup, Inc.
Total unrealized appreciation					77,255

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,125,351	NOK	11,731,393	2/29/2024	(9,062)	Citigroup, Inc.
Currency Abbreviation(s)

AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar
At January 31, 2024 the DWS Global Macro Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks and Corporate Bonds
Health Care	22,868,911	25%
Financials	14,547,206	16%
Information Technology	12,936,730	14%
Communication Services	12,700,187	14%
Consumer Staples	6,467,535	7%
Utilities	6,115,045	7%
Industrials	4,872,527	6%
Consumer Discretionary	4,867,878	5%
Real Estate	2,503,899	3%
Materials	2,229,292	3%
Total	90,109,210	100%
Sector diversification is subject to change.
Investment in Subsidiary
The Fund may seek exposure to gold by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold ETFs that do not operate as commodity pools, and fixed income instruments. As of January 31, 2024, the Fund held $1,023,025 in the Subsidiary, representing 0.4% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$664,219	$—	$—	$664,219
France	—	16,042,521	—	16,042,521
Germany	—	13,705,491	—	13,705,491
Ireland	2,256,869	—	—	2,256,869
Italy	—	1,136,680	—	1,136,680
Japan	—	5,175,046	—	5,175,046
Korea	—	695,807	—	695,807
Netherlands	—	3,559,134	—	3,559,134
Switzerland	—	4,078,716	—	4,078,716
United Kingdom	—	2,097,798	—	2,097,798
United States	27,729,641	—	—	27,729,641
Bonds (a)	—	88,603,895	—	88,603,895
Exchange-Traded Funds	16,021,598	5,758,468	—	21,780,066
Short-Term Investments (a)	15,403,556	—	—	15,403,556
Derivatives (b)
Futures Contracts	718,013	—	—	718,013
Forward Foreign Currency Contracts	—	77,255	—	77,255
Total	$62,793,896	$140,930,811	$—	$203,724,707

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(9,062)	$—	$(9,062)
Total	$—	$(9,062)	$—	$(9,062)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Equity Contracts	$—	$546,004
Interest Rate Contracts	$—	$172,009
Foreign Exchange Contracts	$68,193	$—

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGMF-PH1
R-080548-2 (1/25)